Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies [Abstract]
Non-cancelable operating leases five year minimum annual payments
As of October 31, 2011, the Company is obligated under non-cancelable operating leases, primarily for its premises and equipment leases and other long-term contractual commitments to make minimum annual payments of approximately:

Years ended October 31	Operating Leases	Other Contractual Commitments
2012	$3,563	$42,361
2013	3,062	52,205
2014	2,058	74,341
2015	1,917	61,104
2016	1,935	71,703
Thereafter	5,335	233,597
	$17,870	$535,311